Note 15 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest And Finance Costs [Text Block]
15.       Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2010	2011	2012
Interest on debt (Note 9)	11,241	10,068	7,240
Bank charges	124	16	297
Amortization and write-off of financing fees	1,947	2,234	1,437
Amortization of debt discount	1,464	3,965	371
Total	14,776	16,283	9,345